First Variable Annuity Fund A

Financial Statements

Year Ended December 31, 2023

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Contract Owners of First Variable Annuity Fund A and the Board of Directors of Protective Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise First Variable Annuity Fund A (the Separate Account) as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 12, 2024

Appendix A

The subaccounts that comprise First Variable Annuity Fund A were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
American Century Investments VP Disciplined Core Value Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Century Investments VP International Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Century Investments VP Ultra Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Federated Hermes Fund for U.S. Government Securities II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Federated Hermes Government Money Fund II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Federated Hermes High Income Bond Fund II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Contrafund Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Growth & Income Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

FIRST VARIABLE ANNUITY FUND A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	American Century Investments VP Disciplined Core Value Fund, Class I	American Century Investments VP International Fund, Class I	American Century Investments VP Ultra Fund, Class I	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond Fund II	Fidelity VIP Contrafund Portfolio, Service Class 2

ASSETS:
Investments at fair value (1)	$63,835	$88,895	$199,721	$309,307	$231,294	$840,972	$1,623,805
Receivable from the fund manager	2	2	6	8	6	23	45
Total assets	63,837	88,897	199,727	309,315	231,300	840,995	1,623,850

LIABILITIES:
Payable to the Contracts	2	2	6	8	6	23	45
Payable to the Company	1	2	4	7	5	19	36
Total liabilities	3	4	10	15	11	42	81

NET ASSETS	$63,834	$88,893	$199,717	$309,300	$231,289	$840,953	$1,623,769

ANALYSIS OF NET ASSETS
Accumulation period	$63,834	$88,893	$199,717	$309,300	$231,289	$840,953	$1,623,769
Annuity period	-	-	-	-	-	-	-
Total net assets	$63,834	$88,893	$199,717	$309,300	$231,289	$840,953	$1,623,769

Fair value per share (NAV)	$7.67	$10.58	$25.65	$9.35	$1.00	$5.66	$46.83
Shares outstanding in the Separate Account	8,323	8,402	7,786	33,081	231,294	148,582	34,674

(1) Investments in mutual fund shares, at cost	$65,041	$73,395	$116,527	$362,961	$231,294	$961,817	$1,078,416

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.	(Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

SUBACCOUNTS
Fidelity VIP Growth & Income Portfolio, Service Class 2

ASSETS:
Investments at fair value (1)	$1,279,542
Receivable from the fund manager	35
Total assets	1,279,577

LIABILITIES:
Payable to the Contracts	35
Payable to the Company	28
Total liabilities	63

NET ASSETS	$1,279,514

ANALYSIS OF NET ASSETS
Accumulation period	$1,279,514
Annuity period	-
Total net assets	$1,279,514

Fair value per share (NAV)	$26.12
Shares outstanding in the Separate Account	48,987

(1) Investments in mutual fund shares, at cost	$808,857

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.	(Concluded)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Century Investments VP Disciplined Core Value Fund, Class I	American Century Investments VP International Fund, Class I	American Century Investments VP Ultra Fund, Class I	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond Fund II	Fidelity VIP Contrafund Portfolio, Service Class 2

INVESTMENT INCOME:
Dividend income	$922	$1,180	$-	$7,513	$10,129	$45,478	$3,845

EXPENSES:
Mortality and expense risk	594	856	1,719	3,000	2,280	7,856	14,236

NET INVESTMENT INCOME (LOSS)	328	324	(1,719)	4,513	7,849	37,622	(10,391)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(51)	124	595	(628)	-	(1,677)	4,017
Capital gain distributions	-	-	11,877	-	-	-	53,476

Net realized gain (loss) on investments	(51)	124	12,472	(628)	-	(1,677)	57,493

Change in net unrealized appreciation (depreciation) on investments	4,220	8,689	48,425	5,576	-	51,471	344,777

Net realized and unrealized gain (loss) on investments	4,169	8,813	60,897	4,948	-	49,794	402,270

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,497	$9,137	$59,178	$9,461	$7,849	$87,416	$391,879

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

SUBACCOUNTS
Fidelity VIP Growth & Income Portfolio, Service Class 2

INVESTMENT INCOME:
Dividend income	$17,827

EXPENSES:
Mortality and expense risk	11,726

NET INVESTMENT INCOME (LOSS)	6,101

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	4,273
Capital gain distributions	46,685

Net realized gain (loss) on investments	50,958

Change in net unrealized appreciation (depreciation) on investments	130,702

Net realized and unrealized gain (loss) on investments	181,660

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$187,761

Note: Totals may not appear to foot/crossfoot due to rounding.	(Concluded)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Century Investments VP Disciplined Core Value Fund, Class I	American Century Investments VP International Fund, Class I	American Century Investments VP Ultra Fund, Class I	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond Fund II	Fidelity VIP Contrafund Portfolio, Service Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$328	$324	$(1,719)	$4,513	$7,849	$37,622	$(10,391)
Net realized gain (loss) on investments	(51)	124	12,472	(628)	-	(1,677)	57,493
Change in net unrealized appreciation (depreciation) on investments	4,220	8,689	48,425	5,576	-	51,471	344,777

Net increase (decrease) in net assets resulting from operations	4,497	9,137	59,178	9,461	7,849	87,416	391,879

CONTRACT TRANSACTIONS:
Contract owners' benefits	-	-	-	-	(2,294)	-	-
Net transfers (to) from the Company and/or Subaccounts	(1)	(1)	(20)	(4)	(498)	(36)	(140)

Increase (decrease) in net assets resulting from Contract transactions	(1)	(1)	(20)	(4)	(2,792)	(36)	(140)

Total increase (decrease) in net assets	4,496	9,136	59,158	9,457	5,057	87,380	391,739

NET ASSETS:
Beginning of period	59,338	79,757	140,559	299,843	226,232	753,573	1,232,030

End of period	$63,834	$88,893	$199,717	$309,300	$231,289	$840,953	$1,623,769

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

SUBACCOUNTS
Fidelity VIP Growth & Income Portfolio, Service Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,101
Net realized gain (loss) on investments	50,958
Change in net unrealized appreciation (depreciation) on investments	130,702

Net increase (decrease) in net assets resulting from operations	187,761

CONTRACT TRANSACTIONS:
Contract owners' benefits	-
Net transfers (to) from the Company and/or Subaccounts	(64)

Increase (decrease) in net assets resulting from Contract transactions	(64)

Total increase (decrease) in net assets	187,697

NET ASSETS:
Beginning of period	1,091,817

End of period	$1,279,514

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	American Century Investments VP Disciplined Core Value Fund, Class I	American Century Investments VP International Fund, Class I	American Century Investments VP Ultra Fund, Class I	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond Fund II	Fidelity VIP Contrafund Portfolio, Service Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$485	$382	$(1,624)	$2,678	$621	$35,416	$(9,850)
Net realized gain (loss) on investments	15,041	12,890	17,837	(448)	-	(1,446)	71,079
Change in net unrealized appreciation (depreciation) on investments	(24,871)	(40,581)	(85,612)	(48,703)	-	(143,191)	(522,089)

Net increase (decrease) in net assets resulting from operations	(9,345)	(27,309)	(69,399)	(46,473)	621	(109,221)	(460,860)

CONTRACT TRANSACTIONS:
Contract owners' benefits	-	-	-	-	(2,294)	-	-
Net transfers (to) from the Company and/or Subaccounts	3	6	20	9	(450)	38	112

Increase (decrease) in net assets resulting from Contract transactions	3	6	20	9	(2,744)	38	112

Total increase (decrease) in net assets	(9,342)	(27,303)	(69,379)	(46,464)	(2,123)	(109,183)	(460,748)

NET ASSETS:
Beginning of period	68,680	107,060	209,938	346,307	228,355	862,756	1,692,778

End of period	$59,338	$79,757	$140,559	$299,843	$226,232	$753,573	$1,232,030

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

SUBACCOUNTS
Fidelity VIP Growth & Income Portfolio, Service Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,478
Net realized gain (loss) on investments	26,575
Change in net unrealized appreciation (depreciation) on investments	(103,188)

Net increase (decrease) in net assets resulting from operations	(71,135)

CONTRACT TRANSACTIONS:
Contract owners' benefits	-
Net transfers (to) from the Company and/or Subaccounts	30

Increase (decrease) in net assets resulting from Contract transactions	30

Total increase (decrease) in net assets	(71,105)

NET ASSETS:
Beginning of period	1,162,922

End of period	$1,091,817

Note: Totals may not appear to foot/crossfoot due to rounding.	(Concluded)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2023

1.	ORGANIZATION

The First Variable Annuity Fund A (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by First Variable Life Insurance Company, and exists in accordance with the regulations of the Alabama Department of Insurance. First Variable Life Insurance Company was acquired by Protective Life Insurance Company (the “Company”), which made First Variable Life Insurance Company a wholly owned subsidiary of Protective Life Insurance Company. Protective Life Insurance Company is a wholly owned subsidiary of Protective Life Corporation ("PLC"). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

Contract owners may allocate some or all of the applicable net contributions or transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Contract owners' net payments are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts. New Contracts are no longer being sold under the product in the Separate Account, but owners of existing Contracts may make additional deposits.

The following is the variable annuity product funded by the Separate Account:

Individual Variable Annuity Policies

For the years or periods ended December 31, 2023 and 2022, the Separate Account was invested in up to 8 Subaccounts, as follows:

American Century Investments VP Disciplined Core Value Fund, Class I
American Century Investments VP International Fund, Class I

American Century Investments VP Ultra Fund, Class I

Federated Hermes Fund for U.S. Government Securities II

Federated Hermes Government Money Fund II

Federated Hermes High Income Bond Fund II

Fidelity VIP Contrafund Portfolio, Service Class 2

Fidelity VIP Growth & Income Portfolio, Service Class 2

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity period

Net assets allocated to Contracts in the annuity period are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using a weighted average cost basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2023. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2023 were as follows:

Subaccount	Purchases	Sales

American Century Investments VP Disciplined Core Value Fund, Class I	$925	$598
American Century Investments VP International Fund, Class I	1,187	862
American Century Investments VP Ultra Fund, Class I	11,886	1,745
Federated Hermes Fund for U.S. Government Securities II	7,521	3,005
Federated Hermes Government Money Fund II	9,787	4,725
Federated Hermes High Income Bond Fund II	45,489	7,884
Fidelity VIP Contrafund Portfolio, Service Class 2	57,380	14,400
Fidelity VIP Growth & Income Portfolio, Service Class 2	64,561	11,811

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2023 and 2022 were as follows:

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued		Units Redeemed		Net Increase (Decrease)

American Century Investments VP Disciplined Core Value Fund, Class I	-	-	-	0	*	0	*	0	*
American Century Investments VP International Fund, Class I	-	-	-	1		0	*	1
American Century Investments VP Ultra Fund, Class I	-	-	-	3		2		1
Federated Hermes Fund for U.S. Government Securities II	-	-	-	1		1		-
Federated Hermes Government Money Fund II	-	121	(121)	0	*	124		(124)
Federated Hermes High Income Bond Fund II	-	-	-	2		1		1
Fidelity VIP Contrafund Portfolio, Service Class 2	-	-	-	5		2		3
Fidelity VIP Growth & Income Portfolio, Service Class 2	-	-	-	3		2		1

* The Subaccount has units that round to less than one.

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as optional benefits chosen, benefit base, asset base, death benefit option elected, a Contract's total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

Expense Type	Range
Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a redemption of units, and recorded as Mortality and expense risk in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 1.00% of the average daily net assets of the Subaccounts

Deductions for Premium Taxes
This deduction is to comply with any applicable state premium and/or retaliatory taxes. If applicable, the mandated amount is deducted from the contribution when it is received which in turn reduces Contract owners’ net contributions on the Statements of Changes in Net Assets.	0% - 4% of each contribution, if applicable

Sales Charge
This charge is assessed to reimburse the Company for expenses incurred associated with the sales and distribution of the Contracts. If applicable, the charge is deducted upon receipt of each purchase payment, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	5% - 7% of each purchase payment

Surrender Termination Charge
This charge is assessed to reimburse the Company for the costs incurred when processing full or partial surrenders. If applicable, the charge is deducted at surrender, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.00% - 2.00% of amount surrendered

6.	FINANCIAL HIGHLIGHTS

The Company sells one variable annuity product that is funded by the Separate Account. This product has a unique combination of features and expenses that are charged against the Contract owner’s account. The summaries may not reflect or directly equate to the Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2023 is as follows:

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Expense Ratio	Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c) Corresponding to the Expense Ratio

American Century Investments VP Disciplined Core Value Fund, Class I
2023	2	$33.52	$64	1.55%	1.00%	7.58%
2022	2	31.16	59	1.72%	1.00%	(13.60)%
2021	2	36.06	69	1.12%	1.00%	22.42%
2020	2	29.46	56	1.81%	1.00%	10.69%
2019	2	26.61	51	2.12%	1.00%	22.72%
American Century Investments VP International Fund, Class I
2023	4	20.36	89	1.37%	1.00%	11.45%
2022	4	18.27	80	1.30%	1.00%	(25.50)%
2021	4	24.52	107	0.16%	1.00%	7.67%
2020	4	22.77	99	0.43%	1.00%	24.62%
2019	4	18.27	80	0.86%	1.00%	27.14%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Expense Ratio	Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c) Corresponding to the Expense Ratio

American Century Investments VP Ultra Fund, Class I
2023	4	$54.87	$200	0.00%	1.00%	42.09%
2022	4	38.62	141	0.00%	1.00%	(33.05)%
2021	4	57.68	210	0.00%	1.00%	21.94%
2020	4	47.30	172	0.00%	1.00%	48.36%
2019	4	31.88	116	0.00%	1.00%	(33.24)%
Federated Hermes Fund for U.S. Government Securities II
2023	21	14.62	309	2.50%	1.00%	3.16%
2022	21	14.17	300	1.81%	1.00%	(13.42)%
2021	21	16.37	346	2.02%	1.00%	(3.02)%
2020	21	16.88	357	2.41%	1.00%	4.16%
2019	21	16.21	343	2.42%	1.00%	4.84%
Federated Hermes Government Money Fund II
2023	12	19.13	231	4.43%	1.00%	3.32%
2022	12	18.52	226	1.27%	1.00%	0.01%
2021	12	18.52	228	0.00%	1.00%	(0.99)%
2020	12	18.70	233	0.20%	1.00%	(0.80)%
2019	12	18.85	235	1.71%	1.00%	0.63%
Federated Hermes High Income Bond Fund II
2023	27	31.64	841	5.77%	1.00%	11.60%
2022	27	28.35	754	5.35%	1.00%	(12.66)%
2021	27	32.45	863	4.85%	1.00%	3.81%
2020	27	31.27	831	5.56%	1.00%	4.54%
2019	27	29.91	795	6.14%	1.00%	13.40%
Fidelity VIP Contrafund Portfolio, Service Class 2
2023	27	61.22	1,624	0.27%	1.00%	31.80%
2022	27	46.45	1,232	0.25%	1.00%	(27.22)%
2021	27	63.83	1,693	0.03%	1.00%	26.24%
2020	27	50.56	1,341	0.07%	1.00%	28.94%
2019	27	39.21	1,040	0.22%	1.00%	29.97%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Expense Ratio	Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c) Corresponding to the Expense Ratio

Fidelity VIP Growth & Income Portfolio, Service Class 2
2023	32	$39.43	$1,280	1.51%	1.00%	17.19%
2022	32	33.65	1,092	1.46%	1.00%	(6.11)%
2021	32	35.84	1,163	2.32%	1.00%	24.39%
2020	32	28.81	935	1.76%	1.00%	6.52%
2019	32	27.05	878	3.47%	1.00%	28.39%

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2023, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.